Post-employment benefits (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Defined Benefit Plan Expense
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$71	$70	$68	$2	$4	$3
Past service cost (1)	–	12	(32)	–	(76)	(1)
Net interest (income) expense	(4)	(2)	(3)	4	5	5
Special termination benefits (1)	–	1	9	–	–	–
Plan administration costs	2	1	2	–	–	–
Net defined benefit plan expense recognized in net income	$69	$82	$44	$6	$(67)	$7
(1)	Includes amounts related to the restructuring charge, and gains related to plan amendments recognized in 2020.

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

$ millions, for the three months ended	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31
Defined contribution pension plans	$11	$7	$9
Government pension plans (1)	36	31	35
Total defined contribution plan expense	$47	$38	$44
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Defined Benefit Plan Expense

Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31	2021 Jan. 31	2020 Oct. 31	2020 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$60	$458	$(428)	$3	$42	$(29)
Net actuarial gains (losses) on plan assets	207	(312)	315	–	–	–
Changes in asset ceiling excluding interest income	–	1	1	–	–	–
Net remeasurement gains (losses) recognized in OCI	$267	$147	$(112)	$3	$42	$(29)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.